Investments (Payables For Collateral On Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Carrying Value Of Payables For Collateral On Investments [Abstract]
Collateral payable for derivative investments	$ 3,284	$ 5,575
Securities pledged under securities lending agreements	298	241
Investments pledged for FHLBI	3,130	3,130
Total payables for collateral on investments	6,712	8,946
Fair Value Of Related Investments Or Collateral [Abstract]
Collateral payable for derivative investments	3,284	5,575
Securities pledged under securities lending agreements	287	235
Investments pledged for Federal Home Loan Bank of Indianapolis('FHLBI')	3,925	4,876
Total payables for collateral on investments	$ 7,496	$ 10,686
Percentage of the fair value of domestic securities obtained as collateral under securities lending agreements.	102.00%
Percentage of the fair value of foreign securities obtained as collateral under securities lending agreements.	105.00%
Maximum [Member]
Fair Value Of Related Investments Or Collateral [Abstract]
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for AFS Securities	115.00%
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for mortgage loan	175.00%
Minimum [Member]
Fair Value Of Related Investments Or Collateral [Abstract]
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for AFS Securities	105.00%
Percentage of the fair value of FHLBI securities obtained as collateral under securities pledged for FHLBI for mortgage loan	155.00%